Equity method investment, net - Limited Partnerships (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity method investment, net
Aggregated carrying amount (before impairment loss) of the limited partnerships	¥ 410,928	¥ 454,803
Maximum amount of additional capital commitment	327,869	300,019
Maximum exposures to the losses of the limited partnerships	738,797	754,822
Impairment losses	11,779
Capital Investments		33,154
Return of capital	(45,553)	(19,547)
Equity Method Investees Excluding Shanghai Qinlin Information Technology Co. Ltd And Shanghai Gefei Fangdd Asset Management Ltd [Member]
Equity method investment, net
Impairment losses	¥ 11,779	¥ 62,623
Gefei Chengyun
Equity method investment, net
Effective interests in the limited partnerships	20.00%	20.00%
Jiushen
Equity method investment, net
Effective interests in the limited partnerships	12.00%	12.00%
Capital Investments		¥ 6,350
Return of capital	¥ (9,850)	¥ (18,500)
Shiguan
Equity method investment, net
Effective interests in the limited partnerships		27.60%
Jiuchuan
Equity method investment, net
Effective interests in the limited partnerships	10.00%	10.00%
Decheng
Equity method investment, net
Effective interests in the limited partnerships		2.00%
Longshutianye
Equity method investment, net
Effective interests in the limited partnerships	26.00%	26.00%
Return of capital	¥ (663)
Longshuqianli
Equity method investment, net
Effective interests in the limited partnerships		16.00%
Jiuzhen
Equity method investment, net
Effective interests in the limited partnerships	20.00%	20.00%
Return of capital		¥ (414)
Yunde
Equity method investment, net
Effective interests in the limited partnerships	20.00%	20.00%
Deyan
Equity method investment, net
Effective interests in the limited partnerships	20.00%	20.00%
Return of capital	¥ (200)
Detong
Equity method investment, net
Effective interests in the limited partnerships	40.00%	40.00%
Derong
Equity method investment, net
Effective interests in the limited partnerships	37.00%	37.00%
Return of capital		¥ (1)
Jiushi
Equity method investment, net
Effective interests in the limited partnerships	40.00%	40.00%
Return of capital	¥ (32,650)
Qixing
Equity method investment, net
Effective interests in the limited partnerships	15.70%	15.70%
Ruokun
Equity method investment, net
Effective interests in the limited partnerships		20.00%
Honggeng
Equity method investment, net
Effective interests in the limited partnerships		20.00%
Jiaxinda
Equity method investment, net
Effective interests in the limited partnerships	10.00%	10.00%
Fangjin
Equity method investment, net
Effective interests in the limited partnerships		49.00%
Return of capital		¥ (234)
Muju
Equity method investment, net
Effective interests in the limited partnerships	30.00%	30.00%
Capital Investments		¥ 23,814
Return of capital		¥ (398)
Chenji Zhaozhao
Equity method investment, net
Effective interests in the limited partnerships		30.00%
Capital Investments		¥ 2,190
Return of capital	¥ (2,190)
Tinghaozhu Space
Equity method investment, net
Effective interests in the limited partnerships	40.00%	40.00%
Capital Investments		¥ 800